Financial Risk Management (Details) - Schedule of Foreign Currency Translation Adjustments - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Chilean Pesos [Member]
Financial Risk Management (Details) - Schedule of Foreign Currency Translation Adjustments [Line Items]
Assets	S/ 37,715,040	S/ 60,684,971
Liabilities	53,101,695	81,864,810
Colombian Pesos [Member]
Financial Risk Management (Details) - Schedule of Foreign Currency Translation Adjustments [Line Items]
Assets	183,305,679	96,944,436
Liabilities	S/ 125,307,739	S/ 59,114,296